Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 05, 2025	Feb. 14, 2025	Jun. 30, 2025	Feb. 13, 2025
Subsequent Events [Line Items]
Sale of stock, authorized amount (in Dollars)				$ 1.5
Excise tax payable (in Dollars)		$ 2.9
Private Placement Warrants [Member]
Subsequent Events [Line Items]
Number of warrants exchanged	5,000,000
Number of securities called by warrants or rights	5,000,000
Exercise price (in Dollars per share)	$ 0.5
Number of trading days preceding entry into the agreement	5 days
Consecutive trading day period while warrants are outstanding scenario	10 days
Closing price of common stock threshold, forced exercise triggering event (in Dollars per share)	$ 0.85
Duration from initial occurrence of forced exercise triggering event to force the holder to cash exercise the warrants	20 days
Number of shares threshold for scenario	2,500,000
Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Subsequent Events [Line Items]
Financing to be provided by sponsor (in Dollars)		$ 10.0
Percent of total amount of each payment due to the IRS, scenario one		75.00%
Number of calendar days prior to the due date for each payment, scenario one		7 days
Percent of total amount of excise tax liability, scenario two		75.00%
Financing provided by sponsor minimum scenario (in Dollars)		$ 6.0
Percent of total amount of each payment due to the IRS, scenario two		50.00%
Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized			9,856,859
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized			6,856,859
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized			3,000,000